Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,083,040,000.00
Total Fee Amount	268,224.48
Total Offset Amount	0.00
Net Fee	$ 268,224.48
Offering Table N/A
Offset Table N/A	N/A